Schedule of Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2024		Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2023
Two Thousand And Twenty One And Two Thousand And Seventeen Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options beginning balance	2,820,187		2,514,452,000
Weighted Average Exercise Price, beginning balance	$ 40.16		$ 49.08
Weighted Average Contract Term	6 years	[1]	5 years 7 months 6 days	6 years 1 month 6 days
Aggregate Intrinsic Value	$ 115	[1]		$ 7,851
Options Granted	879,664		741,634,000
Weighted Average Exercise Price, Granted	$ 3.76		$ 5.35
Options Exercised			(108,637,000)
Weighted Average Exercise Price, Exercised			$ 2.80
Options Forfeited/Expired	(289,802)		(327,262,000)
Weighted Average Exercise Price, Forfeited/Expired	$ 31.47		$ 42.23
Options ending balance	3,410,049	[1]	2,820,187	2,514,452,000
Weighted Average Exercise Price, ending balance	$ 31.51	[1]	$ 40.16	$ 49.08
Options Vested and expected to vest	3,410,049		2,820,187,000
Weighted Average Exercise Price, Vested and expected to vest	$ 31.51		$ 40.16
Weighted Average Contract Term, Vested and expected to vest	6 years		5 years 7 months 6 days
Options Exercisable	2,513,584		2,025,287,000
Weighted Average Exercise Price, Exercisable	$ 38.00		$ 46.01
Weighted Average Contract Term Exercisable	4 years 10 months 24 days		4 years 6 months
Aggregate Intrinsic Value			$ 7,851
Options Exercised			108,637,000
Aggregate Intrinsic Value	$ 115	[1]		$ 7,851
Aggregate Intrinsic Value Vested and expected to vest	115
Aggregate Intrinsic Value Exercisable	$ 113
2021 And 2017 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options outstanding including awards	1,979,953				1,475,096
Twenty Twenty One Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options outstanding including awards	45,000

[1]	Options outstanding at September 30, 2024 under the 2021 Plan and 2017 Plan were 1,979,953 and 1,475,096, respectively. Options outstanding at September 30, 2024 under the 2021 Plan include 45,000 awards with performance conditions (see below).